Retirement benefits - Summary of Estimated Future Benefit Payments (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Years	Dec. 31, 2017 USD ($) Years
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 66	$ 163
Due within one year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	5	15
Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	23	62
More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	38	86
Pension plans [member] | United Kingdom [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 19	$ 20
Average duration of obligation (years) | Years	19.5	20.5
Pension plans [member] | United Kingdom [member] | Due within one year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 0
Pension plans [member] | United Kingdom [member] | Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	3	$ 3
Pension plans [member] | United Kingdom [member] | More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	16	17
Pension plans [member] | United States [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 33	$ 129
Average duration of obligation (years) | Years	9.2	10.3
Pension plans [member] | United States [member] | Due within one year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 4	$ 14
Pension plans [member] | United States [member] | Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	14	53
Pension plans [member] | United States [member] | More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	15	62
US post-employment benefits [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 14	$ 14
Average duration of obligation (years) | Years	9.6	10.4
US post-employment benefits [member] | Due within one year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 1	$ 1
US post-employment benefits [member] | Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	6	6
US post-employment benefits [member] | More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 7	$ 7